Segment Data (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of segment information - revenues from services, operating unit profit

Year Ended December 31	2016	2015	2014
Revenues from Services(a)
Americas:
United States(b)	$2,836.8	$3,005.8	$3,086.4
Other Americas	1,460.4	1,486.2	1,497.3
	4,297.2	4,492.0	4,583.7
Southern Europe:
France	4,837.4	4,661.3	5,351.6
Italy	1,167.7	1,226.1	1,178.8
Other Southern Europe	1,492.5	1,404.1	1,502.1
	7,497.6	7,291.5	8,032.5
Northern Europe	5,129.1	5,033.7	5,525.3
APME	2,471.3	2,239.1	2,327.1
Right Management	258.9	273.6	294.2
	$19,654.1	$19,329.9	$20,762.8
Operating Unit Profit
Americas:
United States	$142.9	$143.8	$125.4
Other Americas	53.6	57.0	56.2
	196.5	200.8	181.6
Southern Europe:
France	250.6	258.8	275.5
Italy	79.1	70.9	64.2
Other Southern Europe	47.2	39.9	42.9
	376.9	369.6	382.6
Northern Europe	173.0	144.7	177.2
APME	88.5	79.3	84.2
Right Management	44.7	38.3	33.5
	879.6	832.7	859.1
Corporate expenses	(92.8)	(111.0)	(105.8)
Intangible asset amortization expense(c)	(36.0)	(32.8)	(33.4)
Interest and other expenses	(49.5)	(28.2)	(38.3)
Earnings before income taxes	$701.3	$660.7	$681.6

(a) Further breakdown of revenues from services by geographical region was as follows:

Revenues from Services	2016	2015	2014
United States	$2,950.2	$3,115.6	$3,190.6
France	4,857.3	4,684.1	5,378.6
Italy	1,170.7	1,230.2	1,183.4
United Kingdom	1,819.7	2,118.4	2,168.6
Total Foreign	16,703.9	16,214.3	17,572.2

(b) The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $15.1, $15.2 and $16.1 for 2016, 2015 and 2014, respectively.
(c) Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Schedule of revenues from services by geographical region
Further breakdown of revenues from services by geographical region was as follows:

Revenues from Services	2016	2015	2014
United States	$2,950.2	$3,115.6	$3,190.6
France	4,857.3	4,684.1	5,378.6
Italy	1,170.7	1,230.2	1,183.4
United Kingdom	1,819.7	2,118.4	2,168.6
Total Foreign	16,703.9	16,214.3	17,572.2

Schedule of segment information - depreciation and amortization expense, earnings from equity investment, total assets, equity investments, long-lived assets and additions to long-lived assets

Year Ended December 31	2016	2015	2014
Depreciation and Amortization Expense
Americas:
United States	$9.9	$9.3	$9.4
Other Americas	2.7	2.9	4.1
	12.6	12.2	13.5
Southern Europe:
France	11.0	10.1	13.0
Italy	1.9	1.9	2.4
Other Southern Europe	3.5	3.2	3.2
	16.4	15.2	18.6
Northern Europe	10.9	8.9	10.2
APME	5.3	4.7	4.4
Right Management	3.9	3.7	3.6
Corporate expenses	0.2	0.2	0.1
Amortization of intangible assets(a)	36.0	32.8	33.4
	$85.3	$77.7	$83.8
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	—	0.4	0.4
Italy	—	—	—
Other Southern Europe	3.6	7.5	5.6
	3.6	7.9	6.0
Northern Europe	—	0.1	(3.0)
APME	—	—	—
Right Management	—	—	—
	$3.6	$8.0	$3.0

(a) Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

As of December 31	2016	2015	2014
Total Assets
Americas:
United States	$1,718.9	$1,708.5	$1,532.7
Other Americas	314.4	304.9	284.1
	2,033.3	2,013.4	1,816.8
Southern Europe:
France	2,104.8	1,926.3	1,922.7
Italy	294.9	267.1	230.0
Other Southern Europe	490.1	484.7	467.1
	2,889.8	2,678.1	2,619.8
Northern Europe	1,292.4	1,197.7	1,613.9
APME	612.8	533.6	501.4
Right Management	136.6	143.9	139.1
Corporate(a)	609.3	950.8	490.2
	$7,574.2	$7,517.5	$7,181.2
Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	0.2	—	0.7
Italy	0.4	0.2	0.2
Other Southern Europe	139.1	136.3	129.7
	139.7	136.5	130.6
Northern Europe	0.1	1.4	1.4
APME	—	—	0.3
Right Management	—	—	—
Corporate	6.0	—	—
	$145.8	$137.9	$132.3

(a) Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

As of and Year Ended December 31	2016	2015	2014
Long-lived Assets(a)
Americas:
United States	$27.7	$26.0	$25.4
Other Americas	6.3	7.3	8.3
	34.0	33.3	33.7
Southern Europe:
France	39.7	39.2	44.6
Italy	4.4	4.7	4.7
Other Southern Europe	18.3	14.2	13.4
	62.4	58.1	62.7
Northern Europe	25.4	30.5	26.7
APME	17.9	19.4	20.6
Right Management	10.7	10.5	10.6
Corporate	0.2	0.4	0.1
	$150.6	$152.2	$154.4
Additions to Long-Lived Assets
Americas:
United States	$11.9	$10.1	$9.1
Other Americas	1.9	2.4	3.9
	13.8	12.5	13.0
Southern Europe:
France	13.3	10.3	7.8
Italy	1.7	2.4	1.3
Other Southern Europe	8.9	5.4	5.9
	23.9	18.1	15.0
Northern Europe	8.5	12.1	12.5
APME	3.9	4.5	7.9
Right Management	4.5	4.7	3.6
Corporate	—	0.4	—
	$54.6	$52.3	$52.0

(a) Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2016	2015	2014
United States	$33.9	$32.3	$30.2
France	40.9	40.4	46.0
Italy	4.4	4.7	4.7
United Kingdom	9.0	10.3	10.3
Total Foreign	116.7	119.9	124.2

Schedule of long-lived assets by geographical region
Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2016	2015	2014
United States	$33.9	$32.3	$30.2
France	40.9	40.4	46.0
Italy	4.4	4.7	4.7
United Kingdom	9.0	10.3	10.3
Total Foreign	116.7	119.9	124.2